Filed pursuant to Rule 497(e)

File Registration Nos.: 811-22933 and 333-222145

July 13, 2018

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

Class A Shares (GIREX), Class C Shares (GCREX), Class I Shares (GRIFX),
Class L Shares (GLREX), and Class M Shares (GMREX) of Beneficial Interest

Supplement dated July 13, 2018 to the

Prospectus dated December 18, 2017

This Supplement revises each applicable Prospectus (the “Prospectus”) for Class A and Class C, Class I, Class L and Class M, each dated December 18, 2017, of the Griffin Institutional Access Real Estate Fund (the “Fund”). This Supplement updates certain information contained in each Prospectus. Please review this important information carefully.

The following information supplements the information contained in each Prospectus:

On June 27, 2018, shareholders of the Fund approved a new Investment Sub-Advisory Agreement between the Fund’s investment adviser, Griffin Capital Advisor, LLC, and CenterSquare Investment Management LLC (“CenterSquare”). CenterSquare is a newly-formed entity owned by (i) members of the former management team of CenterSquare Investment Management, Inc., the Fund’s former sub-adviser; (ii) private funds sponsored by Lovell Minnick Partners LLC, a private equity firm; and (iii) certain co-investors.

Any reference to CenterSquare Investment Management, Inc. in the Prospectus should be replaced with CenterSquare Investment Management LLC.

* * * *

This Supplement, and each Prospectus and SAI dated December 18, 2017 of the Fund, provide relevant information for all shareholders. Each Prospectus and SAI of the Fund have been filed with the U.S. Securities and Exchange Commission, and are incorporated by reference. These can be obtained without charge by calling the Fund at 1-888-926-2688 or by visiting http://www.griffincapital.com

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Registration Nos.: 811-22933 and 333-222145

July 13, 2018

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

Class A Shares (GIREX), Class C Shares (GCREX), Class I Shares (GRIFX),
Class L Shares (GLREX), and Class M Shares (GMREX) of Beneficial Interest

Supplement dated July 13, 2018 to the

Statement of Additional Information dated December 18, 2017

This Supplement revises each applicable Statement of Additional Information (“SAI”) for Class A and Class C, Class I, Class L and Class M, each dated December 18, 2017, of the Griffin Institutional Access Real Estate Fund (the “Fund”). This Supplement updates certain information contained in each SAI. Please review this important information carefully.

The following information supplements the information contained in each SAI:

On June 27, 2018, shareholders of the Fund approved a new Investment Sub-Advisory Agreement between the Fund’s investment adviser, Griffin Capital Advisor, LLC, and CenterSquare Investment Management LLC (“CenterSquare”). CenterSquare is a newly-formed entity owned by (i) members of the former management team of CenterSquare Investment Management, Inc., the Fund’s former sub-adviser; (ii) private funds sponsored by Lovell Minnick Partners LLC, a private equity firm; and (iii) certain co-investors.

Any reference to CenterSquare Investment Management, Inc. in the SAI should be replaced with CenterSquare Investment Management LLC.

This Supplement, and each Prospectus and SAI dated December 18, 2017 of the Fund, provide relevant information for all shareholders. Each Prospectus and SAI of the Fund have been filed with the U.S. Securities and Exchange Commission, and are incorporated by reference. These can be obtained without charge by calling the Fund at 1-888-926-2688 or by visiting http://www.griffincapital.com

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE